Income tax expenses	12 Months Ended
Mar. 31, 2020
Income tax expenses

8.    Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB)
Current income tax expense	17,223	18,750	24,005
Deferred taxation	976	(2,197)	(3,443)
	18,199	16,553	20,562

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2018, 2019 and 2020. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Current income tax expense primarily includes the provision for PRC Enterprise Income Tax (“EIT”) for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company’s income before income tax and share of results of equity investees are generated by these PRC subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years. In addition, a duly recognized Key Software Enterprise (“KSE”) within China’s national plan can enjoy a preferential EIT rate of 10%. The KSE status is subject to review by the relevant authorities every year and the timing of the annual review and notification by the relevant authorities may vary from year to year. The related reduction in tax expense as a result of official notification confirming KSE status is accounted for upon receipt of such notification.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

●	Alibaba (China) Technology Co., Ltd. (“Alibaba China”) and Taobao (China) Software Co., Ltd. (“Taobao China”), entities primarily engaged in the operations of the Company’s wholesale marketplaces and Taobao Marketplace, respectively, obtained the annual review and notification relating to the renewal of the KSE status for the taxation years of 2016, 2017 and 2018 in the quarters ended September 30, 2017, 2018 and 2019, respectively. Accordingly, Alibaba China and Taobao China, which had qualified as High and New Technology Enterprises and applied an EIT rate of 15% for the taxation years of 2016, 2017 and 2018, reflected the reduction in tax rate to 10% for the taxation years of 2016, 2017 and 2018 in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020.

8.	Income tax expenses (Continued)
●	Zhejiang Tmall Technology Co., Ltd. (“Tmall China”), an entity primarily engaged in the operations of Tmall, was recognized as a High and New Technology Enterprise and also granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2012, and a 50% reduction for the subsequent three years starting from the taxation year of 2014. Accordingly, Tmall China was entitled to an EIT rate of 12.5% during the taxation year of 2016. Tmall China obtained notification of recognition as a KSE for the taxation years of 2016, 2017 and 2018 in the quarters ended September 30, 2017, 2018 and 2019. Accordingly, Tmall China, which had applied an EIT rate of 12.5%, 15% and 15% for the taxation years of 2016, 2017 and 2018, respectively, reflected the reduction in tax rate to 10% for the taxation years of 2016, 2017 and 2018 in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020.

The total tax adjustments for Alibaba China, Taobao China, Tmall China and certain other PRC subsidiaries of the Company, amounting to RMB2,295 million, RMB4,656 million and RMB4,144 million, were recorded in the consolidated income statements for the years ended March 31, 2018, 2019 and 2020, respectively.

The annual review and notification relating to the renewal of the KSE status for the taxation year of 2019 has not yet been obtained as of March 31, 2020. Accordingly, Alibaba China, Taobao China and Tmall China continued to apply an EIT rate of 15% for the taxation year of 2019 as High and New Technology Enterprises.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2018, 2019 and 2020.

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between mainland China and Hong Kong S.A.R. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between mainland China and Hong Kong S.A.R., the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2020, the Company had accrued the withholding tax on substantially all of the distributable earnings of the PRC subsidiaries, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB107.2 billion.

8.	Income tax expenses (Continued)

Composition of deferred tax assets and liabilities

	As of March 31,
	2019	2020

	(in millions of RMB)
Deferred tax assets
Licensed copyrights	2,475	3,148
Tax losses carried forward and others (i)	21,896	33,210
	24,371	36,358
Valuation allowance	(21,838)	(28,768)
Total deferred tax assets	2,533	7,590

Deferred tax liabilities
Identifiable intangible assets	(12,659)	(12,729)
Withholding tax on undistributed earnings (ii)	(7,901)	(8,102)
Equity investees and others (iii)	(1,957)	(23,067)
Total deferred tax liabilities	(22,517)	(43,898)
Net deferred tax liabilities	(19,984)	(36,308)

(i)	Others is primarily comprised of share-based compensation, fair value change of certain investment securities, share of losses of certain equity investees, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)	The related deferred tax liabilities as of March 31, 2019 and 2020 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB49.7 billion and RMB107.2 billion, respectively.
(iii)	This amount primarily represents deferred tax liabilities in relation to certain equity investees, which includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion (Note 4(l)), and investment securities.

Valuation allowances provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.

As of March 31, 2020, the accumulated tax losses of subsidiaries incorporated in Hong Kong S.A.R., Singapore and Indonesia, subject to the agreement of the relevant tax authorities, of RMB5,840 million, RMB5,090 million and RMB4,742 million, respectively, are allowed to be carried forward to offset against future taxable profits. The carry forward of tax losses in Hong Kong S.A.R. and Singapore generally has no time limit, while the tax losses in Indonesia will expire, if unused, in the years ending March 31, 2021 through 2025. The accumulated tax losses of subsidiaries incorporated in the PRC, subject to the agreement of the PRC tax authorities, of RMB88,805 million as of March 31, 2020 will expire, if unused, in the years ending March 31, 2021 through 2025.

8.	Income tax expenses (Continued)

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2018	2019	2020

	(in millions of RMB, except per
	share data)
Income before income tax and share of result of equity investees	100,403	96,221	166,645
Income tax computed at statutory EIT rate (25%)	25,101	24,055	41,661
Effect of different tax rates available to different jurisdictions	392	(1,568)	(1,085)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(14,782)	(17,687)	(18,552)
Effect of the gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(l))	—	—	(17,890)
Non-deductible expenses and non-taxable income, net (i)	1,780	8,168	9,553
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(2,330)	(5,774)	(7,219)
Withholding tax on the earnings distributed and anticipated to be remitted	4,393	3,954	4,621
Change in valuation allowance and others (iii)	3,645	5,405	9,473
Income tax expenses	18,199	16,553	20,562
Effect of tax holidays inside the PRC on basic earnings per share (RMB)	0.72	0.86	0.88
Effect of tax holidays inside the PRC on basic earnings per ADS (RMB)	5.79	6.86	7.06

(i)	Expenses not deductible for tax purposes and non-taxable income primarily represent share-based compensation expense, investment income (loss), interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2018 includes gains from the revaluation of previously held equity interests relating to the acquisitions of Cainiao Network (Note 4(g)) and Intime (Note 4(h)). Investment income (loss) during the year ended March 31, 2019 includes gains from the revaluation of previously held equity interest relating to the acquisitions of Koubei (Note 4(d)) and Alibaba Pictures (Note 4(c)). Investment income (loss) during the year ended March 31, 2020 includes the gain from the deconsolidation of the Company’s AliExpress Russia businesses (Note 4(k)).
(ii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)	This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses and amortization of licensed copyrights, as well as other tax benefits which were not previously recognized.